Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Jan. 31, 2019
Disclosure of inventories [line items]
Total inventories	$ 1,166.3	$ 946.2
Materials and work in progress [member]
Disclosure of inventories [line items]
Total inventories	429.5	396.6
Finished products [member]
Disclosure of inventories [line items]
Total inventories	492.0	339.5
Parts, accessories and apparel [member]
Disclosure of inventories [line items]
Total inventories	$ 244.8	$ 210.1